ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of following balance:

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Accounts receivables	16,111,717	15,785,944
Less: provision for credit loss	137,041	141,243
Total accounts receivable, net	15,974,676	15,644,701

As of December 31, 2025 and June 30, 2026, there was no accounts receivable pledged.

Details of the movements of provision for credit losses are as follows:

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Balance at the beginning of the period	18,431	137,041
Provision for the period	116,036	—
Write-off of credit loss	(1,152)	—
Foreign currency translation adjustment	3,726	4,202
Balance at the end of the period	137,041	141,243